SHORT-TERM INVESTMENT	12 Months Ended
Dec. 31, 2025
SHORT-TERM INVESTMENT
SHORT-TERM INVESTMENT

6.SHORT-TERM INVESTMENT

In January 2024, the Company entered into investment agreements with nine different fund companies (the “Funds”), respectively, to invest in the Funds with a total investment consideration of RMB204,607. The value of private equity fund are measured at fair value with gains and losses recognized in earnings. As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the Fund. NAV is primarily determined based on information provided by external fund administrators. During the year ended December 31, 2025, the Company fully redeemed all of its investments in these Funds.

Separately, in 2025, the Company purchased bank wealth management products. These short-term investments are measured at fair value, and their balance was RMB1 as of December 31, 2025. Changes in fair value of short-term investments of nil was recorded in the Company’s Consolidated Statements of Operations and Comprehensive (Loss) Income for the years ended December 31, 2025. All remaining short-term investments outstanding as of December 31, 2025, were redeemed by the reporting date.